Expense Example {- Fidelity® Quality Factor ETF} - 09.30 Fidelity Factor ETFs Combo PRO-07 - Fidelity® Quality Factor ETF - Fidelity Quality Factor ETF-Default	Dec. 01, 2020 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368